Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-based Payment Arrangements [Roll Forward]
Redeemed (in shares)	(1,586,890)
Balance, end of year (in shares)	3,889,130,000
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.43
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,267,717	4,704,129
Granted (in shares)	710,819	1,230,133
Redeemed (in shares)	(1,718,906)	(2,146,716)
Forfeited (in shares)	(14,892)	(519,829)
Balance, end of year (in shares)	2,244,738	3,267,717
Employee Share Value Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	8,329,291	10,449,383
Granted (in shares)	1,288,598	2,570,746
Redeemed (in shares)	(3,691,820)	(3,417,496)
Forfeited (in shares)	(651,591)	(1,273,342)
Balance, end of year (in shares)	5,274,478	8,329,291
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,214,620	3,789,689
Granted (in shares)	904,469	2,053,574
Redeemed (in shares)	(1,405,913)	(2,221,058)
Forfeited (in shares)	0	(407,585)
Balance, end of year (in shares)	2,713,176	3,214,620
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	1,556,780	1,278,263
Granted (in shares)	208,693	278,517
Redeemed (in shares)	(19,594)	0
Forfeited (in shares)	0	0
Balance, end of year (in shares)	1,745,879	1,556,780
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	5,839,464
Redeemed (in shares)	(1,446,571)
Forfeited (in shares)	(398,610)
Expired (in shares)	(105,153)
Balance, end of year (in shares)	3,889,130	5,839,464
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.04
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	3.16
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares	2.06
Expired, Weighted average exercise price (in dollars per share) | $ / shares	9.22
Ending Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.43	$ 4.04